Accounting Principles - Summary of Assumptions Used and Estimated Fair Value (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	May 03, 2024 € / shares	Nov. 14, 2023 € / shares	Dec. 31, 2023 € / shares	May 03, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 14, 2023 USD ($) $ / shares shares
Disclosure of changes in accounting estimates [line items]
Number of shares to be issued | shares				28,000,000	28,000,000	28,000,000
Subscription price | $ / shares				$ 5	$ 5	$ 5
Expected life of derivative	0 years	1 month 9 days	3 months
Spot share price | € / shares	€ 2.76	€ 2.33	€ 2.76
Probability of transaction completion				100.00%	81.00%	72.00%
Fair value | $				$ 56,970	$ 42,694	$ 48,365
Forward Foreign Exchange Rate [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity				1.07	1.1	1.09
Risk Free Rate [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity					5.5	5.7
Volatility [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity						119.6